CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves	$ 1,947		$ 1,150
Ordinary shares, par value		0.05		0.05
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	51,942,823	51,942,823	48,862,060	48,862,060
Ordinary shares, shares outstanding	46,926,497	46,926,497	44,733,589	44,733,589
Treasury stock, ordinary shares	5,016,326	5,016,326	4,128,471	4,128,471